Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Related Party [Abstract]
Salaries and benefits	$ 1,208	$ 790
Share-based compensation	62	1,043
Compensation expense	$ 1,270	$ 1,833